Net gain (loss) on financial instruments measured at fair value through profit or loss - Summary of net gain (loss) on financial instruments measured at fair value through profit or loss (Details) - KRW (₩)
₩ in Millions
	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Net gain (loss) on financial instruments measured at fair value through profit or loss [Line Items]
Net gain (loss) on financial instruments at fair value through profit or loss	₩ 1,103,631	₩ 272,830	₩ 1,385,482
Net gain on disposal of financial asset at fair value through other comprehensive income (Note 11)	85,596	273,793	152,278
Gains (losses) recognised in other comprehensive income on exchange differences, fair value measurement, liabilities	(22,735)	(75,003)	(86,856)
Equity Securities Measured At Fair Value Through Other Comprehensive Income [Member]
Net gain (loss) on financial instruments measured at fair value through profit or loss [Line Items]
Net gain on disposal of financial asset at fair value through other comprehensive income (Note 11)	512,031	445,383	559,636
Debt Securities Measured At Fair Value Through Other Comprehensive Income [Member]
Net gain (loss) on financial instruments measured at fair value through profit or loss [Line Items]
Net gain on disposal of financial asset at fair value through other comprehensive income (Note 11)	380,065	418,187	325,215
Due from banks at FVTPL
Net gain (loss) on financial instruments measured at fair value through profit or loss [Line Items]
Gain (loss) on valuation	(296)	1,267	87,374
Gain on sale	(1,479)	28,461	13,400
Net gain (loss) on financial instruments at fair value through profit or loss	(1,775)	29,728	100,774
Loan receivables measured at FVTPL
Net gain (loss) on financial instruments measured at fair value through profit or loss [Line Items]
Gain (loss) on valuation	(78,416)	(204,702)	(248,032)
Net gain (loss) on financial instruments at fair value through profit or loss	(63,104)	(187,186)	(237,637)
Securities at FVTPL
Net gain (loss) on financial instruments measured at fair value through profit or loss [Line Items]
Gain on sale	15,312	17,516	10,395
Gain (loss) on valuation	97,281	41,208	137,181
Gain on sale	(92,230)	72,338	125,431
Other gains (losses) of debt securities	506,980	331,837	297,024
Gain (loss) on valuation of equity securities	180,363	134,922	141,246
Gain (loss) on sale of equity securities	199,702	283,265	183,969
Gain (loss) on valuation of other securities	9,316	22,690	28,803
Net gain (loss) on financial instruments at fair value through profit or loss	901,412	886,260	913,654
Financial liabilities at fair value through profit or loss
Net gain (loss) on financial instruments measured at fair value through profit or loss [Line Items]
Gain (loss) on valuation	(7,745)	(48,261)	(16,810)
Gain on sale	(67,522)	82,724	(35,710)
Gain (loss) on valuation of other securities	(26,224)	(83,316)	(91,025)
Gain (loss) on sale of other securities	3,489	8,313	4,169
Net gain (loss) on financial instruments at fair value through profit or loss	(98,002)	(40,540)	(139,376)
Gains (losses) recognised in other comprehensive income on exchange differences, fair value measurement, liabilities	(75,267)	34,463	(52,520)
Derivatives
Net gain (loss) on financial instruments measured at fair value through profit or loss [Line Items]
Gain (loss) on transaction of derivatives	429,228	(661,113)	359,187
Net gain (loss) on financial instruments at fair value through profit or loss	365,100	(415,432)	748,067
Loss on valuation of derivatives	₩ (64,128)	₩ 245,681	₩ 388,880